Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Deferred acquisition costs	$ 1,400,000	$ 1,300,000
Deferred gain on disposal of business	200,000	200,000
Investments, net	100,000	100,000
Other	200,000	300,000
Total deferred tax assets	1,900,000	1,900,000
Deferred tax liabilities
Net unrealized appreciation on securities	(600,000)	(900,000)
Total deferred tax liabilities	(600,000)	(900,000)
Net deferred income tax assets	1,300,000	1,000,000.0
Cumulative valuation allowance against deferred tax assets	$ 0
Net operating loss carryforward		$ 0